Financial risk management objectives and policies - Hedge ineffectiveness (Details) - Foreign currency and interest rate risk - Instruments hedging risk on finance debt € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount | €			€ 1,400	€ 1,400
Change in fair value of hedging instrument used to calculate ineffectiveness	$ 172	$ (56)
Change in fair value of hedged item used to calculate ineffectiveness	(168)	54
Hedge ineffectiveness recognised in profit & loss	$ 4	$ (2)